12. Acquisition (March 2019 Note) (Tables)	3 Months Ended
Mar. 31, 2019
Business Combinations [Abstract]
Purchase Price and Allocation of Purchase
Purchase price
Cash	$550,000
29,286 shares of common stock (1)	290,716
Secured promissory note	50,000
Total purchase price	$890,716

Allocation of purchase price
Cash	$201,482
Accounts receivable	436,554
Inventories	11,282
Prepaid expenses	2,478
Property and equipment	10,381
Operating lease right-of-use assets	186,449
Deposits	5,968
Goodwill	307,572
Accounts payable and accrued liabilities	(73,787)
Operating lease liability	(197,663)
Purchase price	$890,716

Pro Forma Statement of Operations Data
	Three months ended March 31,
	2019	2018
Sales	$838,293	$402,570
Cost of Revenue	260,413	165,666
Gross profit	577,880	236,904
Operating expenses	743,502	317,485
Loss from operations	(165,622)	(80,581)
Net loss	(165,738)	(134,910)
Loss per share	$–	$–